SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Lease Right-of-use Assets And Operating Lease Liabilities
For the year ending December 31, 2024 (remaining period)	$ 129,468
For the year ending December 31, 2024	175,942	$ 171,840
For the year ending December 31, 2025	74,030	175,942
Total	379,440	421,812
Less: present value discount	(30,443)	(37,430)
Lease liability	$ 348,997	384,382	$ 517,890
For the year ended December 31, 2026		$ 74,030